Short-Term Borrowings (Details) - Schedule of company’s bank loans are guaranteed by the Company’s major shareholder - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Schedule of company’s bank loans are guaranteed by the Company’s major shareholder [Abstract]
Buildings, net	$ 659,777	$ 724,859
Bank deposit	321,980
Total	$ 981,757	$ 724,859